Quarterly financial data	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly financial data
(23)	Quarterly financial data (unaudited)

The following table presents our unaudited quarterly results of operations for the two-year period ended December 31, 2014.

	Mar 31, 2013	Jun 30, 2013	Sep 30, 2013	Dec 31, 2013	Mar 31, 2014	Jun 30, 2014	Sep 30, 2014	Dec 31, 2014
	(in thousands, except share data)
Revenues	104,555	107,514	113,639	124,065	135,754	133,095	164,440	172,729
Income before taxes and interest from unconsolidated equity investees	28,640	35,884	28,421	20,105	37,751	24,918	44,741	(10,341)
Net income	28,503	35,327	29,332	19,638	36,422	23,929	43,830	(13,078)
Net income per share:
Basic	0.36	0.45	0.37	0.25	0.46	0.31	0.56	(0.17)
Diluted	0.36	0.45	0.37	0.25	0.46	0.31	0.56	(0.17)

The sum of quarterly earnings per share amounts may not equal the annual amount reported since per share amounts are computed independently for each period.